UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_| is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Cadian Capital Management, LLC

Address:    461 Fifth Avenue
            24th Floor
            New York, New York  10017

13F File Number: 028-12842

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Graham Quigley
Title:      Chief Financial Officer
Phone:      (212) 792-8800


Signature, Place and Date of Signing:

/s/ Graham Quigley              New York, New York          February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  46

Form 13F Information Table Value Total:  $889,003
                                         (thousands)


List of Other Included Managers:

No. Form 13F File Number          Name

1.           028-12841            Cadian Fund LP

2.           028-12845            Cadian Offshore Fund Ltd.

                                                   FORM 13F INFORMATION TABLE
                                                Cadian Capital Management, LLC
                                                      December 31, 2009
COLUMN 1                       COLUMN  2      COLUMN 3     COLUMN 4        COLUMN 5            COLUMN 6  COLUMN 7       COLUMN 8

                               TITLE                       VALUE        SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS        CUSIP       (X$1000)      PRN AMT   PRN CALL   DISCRETION  MANAGERS SOLE   SHARED NONE
A123 SYS INC                   COM            03739T108    14,763       657,900   SH            DEFINED    1,2     657,900
ABERCROMBIE & FITCH CO         CL A           002896207    31,630       907,600   SH            DEFINED    1,2     907,600
AMERICAN SUPERCONDUCTOR CORP   COM            030111108     2,160        52,800   SH            DEFINED    1,2      52,800
AMERICAN SUPERCONDUCTOR CORP   COM            030111108     7,158       175,000        PUT      DEFINED    1,2     175,000
AMKOR TECHNOLOGY INC           COM            031652100    53,896     7,527,400   SH            DEFINED    1,2   7,527,400
ARTIO GLOBAL INVS INC          COM CL A       04315B107    17,603       690,600   SH            DEFINED    1,2     690,600
AUTODESK INC                   COM            052769106    35,574     1,400,000   SH            DEFINED    1,2   1,400,000
CADENCE DESIGN SYSTEM INC      COM            127387108    25,692     4,289,218   SH            DEFINED    1,2   4,289,218
CARMAX INC                     COM            143130102    28,477     1,174,315   SH            DEFINED    1,2   1,174,315
CEPHEID                        COM            15670R107    30,723     2,461,793   SH            DEFINED    1,2   2,461,793
CHARLES RIV LABS INTL INC      COM            159864107    41,600     1,234,800   SH            DEFINED    1,2   1,234,800
COGO GROUP INC                 COM            192448108     9,683     1,313,780   SH            DEFINED    1,2   1,313,780
DIGITAL RIV INC                COM            25388B104    15,030       556,887   SH            DEFINED    1,2     556,887
E M C CORP MASS                COM            268648102     6,995       400,400   SH            DEFINED    1,2     400,400
ELECTRONIC ARTS INC            COM            285512109    27,513     1,550,000        CALL     DEFINED    1,2   1,550,000
EXPEDIA INC DEL                COM            30212P105     2,573       100,000   SH            DEFINED    1,2     100,000
EXPRESS SCRIPTS INC            COM            302182100    31,111       360,000   SH            DEFINED    1,2     360,000
EZCHIP SEMICONDUCTOR LTD       ORD            M4146Y108     6,346       524,861   SH            DEFINED    1,2     524,861
FIDELITY NATIONAL FINANCIAL    CL A           31620R105    40,782     3,029,900   SH            DEFINED    1,2   3,029,900
GREEN MTN COFFEE ROASTERS IN   COM            393122106    12,221       150,000        PUT      DEFINED    1,2     150,000
GSI COMMERCE INC               COM            36238G102    20,715       815,891   SH            DEFINED    1,2     815,891
HARLEY DAVIDSON INC            COM            412822108    36,540     1,450,000   SH            DEFINED    1,2   1,450,000
INVENTIV HEALTH INC            COM            46122E105    47,391     2,930,789   SH            DEFINED    1,2   2,930,789
IXIA                           COM            45071R109    26,552     3,564,076   SH            DEFINED    1,2   3,564,076
MASTERCARD INC                 CL A           57636Q104    12,287        48,000   SH            DEFINED    1,2      48,000
MAXWELL TECHNOLOGIES INC       COM            577767106       446        25,000   SH            DEFINED    1,2      25,000
MENTOR GRAPHICS CORP           COM            587200106    10,548     1,194,555   SH            DEFINED    1,2   1,194,555
MF GLOBAL LTD                  SHS            G60642108    60,281     8,673,534   SH            DEFINED    1,2   8,673,534
MSCI INC                       CL A           55354G100    34,995     1,100,464   SH            DEFINED    1,2   1,100,464
NETAPP INC                     COM            64110D104    11,335       329,900   SH            DEFINED    1,2     329,900
NICE SYS LTD                   SPONSORED ADR  653656108     7,990       257,400   SH            DEFINED    1,2     257,400
NORTHWEST BANCSHARES INC       COM            667340103     3,381       300,000   SH            DEFINED    1,2     300,000
ON SEMICONDUCTOR CORP          COM            682189105    36,074     4,090,000   SH            DEFINED    1,2   4,090,000
ORBITZ WORLDWIDE INC           COM            68557K109     2,569       350,000        CALL     DEFINED    1,2     350,000
PENNEY J C INC                 COM            708160106    19,560       735,050   SH            DEFINED    1,2     735,050
ROYAL CARIBBEAN CRUISES LTD    COM            V7780T103    26,670     1,055,000   SH            DEFINED    1,2   1,055,000
RUE21 INC                      COM            781295100       843        30,000   SH            DEFINED    1,2      30,000
SCHWAB CHARLES CORP NEW        COM            808513105     5,176       275,000   SH            DEFINED    1,2     275,000
SOLARWINDS INC                 COM            83416B109     2,301       100,000   SH            DEFINED    1,2     100,000
SUCCESSFACTORS INC             COM            864596101       829        50,000   SH            DEFINED    1,2      50,000
SYNOPSYS INC                   COM            871607107     4,470       200,650   SH            DEFINED    1,2     200,650
TALEO CORP                     CL A           87424N104     3,765       160,086   SH            DEFINED    1,2     160,086
TEKELEC                        COM            879101103       616        40,300   SH            DEFINED    1,2      40,300
TERADATA CORP DEL              COM            88076W103    16,029       510,000   SH            DEFINED    1,2     510,000
VERISK ANALYTICS INC           CL A           92345Y106     7,570       250,000   SH            DEFINED    1,2     250,000
VISA INC                       COM CL A       92826C839    48,540       555,000   SH            DEFINED    1,2     555,000

SK 25926 0001 1070472